Fair value measurement - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis of derivatives
Derivative assets	$ 481	$ 379
Derivative liabilities	(262)	(439)
Net derivative position	$ 219	$ (60)